FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5%
	APPAREL & TEXTILE PRODUCTS - 3.4%
45,155	NIKE, Inc., Class B	$ 3,556,859

	CAPITAL MARKETS - 9.0%
57,904	KKR & Company, Inc.	9,430,825

	CHEMICALS - 3.6%
8,239	Linde plc	3,798,097

	DIVERSIFIED INDUSTRIALS - 5.8%
26,326	General Electric Company	4,795,545
5,654	Honeywell International, Inc.	1,316,986
		6,112,531
	ELECTRICAL EQUIPMENT - 1.7%
836	GE Vernova, LLC(a)	279,324
12,191	Vertiv Holdings Company	1,555,572
		1,834,896
	ENTERTAINMENT CONTENT - 3.3%
18,444	Take-Two Interactive Software, Inc.(a)	3,474,481

	INFRASTRUCTURE REIT - 3.2%
16,178	American Tower Corporation, Class A	3,381,202

	INSURANCE - 8.3%
8	Berkshire Hathaway, Inc., Class A(a)	5,792,320
10,102	Chubb Ltd.	2,916,750
		8,709,070
	INTERNET MEDIA & SERVICES - 3.9%
8,539	Alphabet, Inc., Class A	1,442,664
15,739	Alphabet, Inc., Class C	2,683,342
		4,126,006
	LEISURE FACILITIES & SERVICES - 1.5%
15,038	Starbucks Corporation	1,540,793

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	MACHINERY - 3.8%
36,759	Veralto Corporation	$ 3,976,956

	RETAIL - DISCRETIONARY - 11.3%
743	AutoZone, Inc.(a)	2,354,968
18,847	Lowe's Companies, Inc.	5,134,489
3,514	O'Reilly Automotive, Inc.(a)	4,368,675
		11,858,132
	SEMICONDUCTORS - 6.3%
3,359	Applied Materials, Inc.	586,851
3,003	ASML Holding N.V. - ADR	2,061,890
20,624	Broadcom, Inc.	3,342,738
4,376	NVIDIA Corporation	604,982
		6,596,461
	SOFTWARE - 25.6%
3,000	ANSYS, Inc.(a)	1,053,300
15,101	Aspen Technology, Inc.(a)	3,775,250
17,263	Blackline, Inc.(a)	1,070,479
14,527	Microsoft Corporation	6,151,602
19,945	Nice Ltd. - ADR(a)	3,638,766
28,458	Oracle Corporation	5,260,177
17,989	Salesforce, Inc.	5,936,190
		26,885,764
	SPECIALTY FINANCE - 1.7%
43,641	Ally Financial, Inc.	1,744,767

	TECHNOLOGY HARDWARE - 1.9%
8,278	Apple, Inc.	1,964,618

	TECHNOLOGY SERVICES - 2.7%
5,440	S&P Global, Inc.	2,842,454

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	TRANSPORTATION & LOGISTICS - 0.5%
2,100	Union Pacific Corporation	$ 513,786

	TOTAL COMMON STOCKS (Cost $75,850,449)	102,347,698

	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND - 2.5%
2,620,480	Goldman Sachs Financial Square Government Fund, Class FST, 4.55% (Cost $2,620,480)(b)	2,620,480

	TOTAL INVESTMENTS - 100.0% (Cost $78,470,929)	$ 104,968,178
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)	(17,156)
	NET ASSETS - 100.0%	$ 104,951,022

ADR	- American Depositary Receipt
LTD	- Limited Company
LLC	- Limited Liability Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.
(c)	Percentage rounds to less than 0.1%.